Revenue, Other Income and Gains	12 Months Ended
Dec. 31, 2020
Revenue Other Income And Gains [Abstract]
Revenue, Other Income and Gains

5. REVENUE, OTHER INCOME AND GAINS

An analysis of revenue is as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue from contracts with customer
Rendering of services	—	—	1,029
Sales of goods	—	3	—
License and collaboration revenue
- Licensing of intellectual property	5,625	4,523	7,570
- JSC service	70,051	52,738	40,534
	75,676	57,264	49,133

5. REVENUE, OTHER INCOME AND GAINS (CONTINUED)

Revenue from the rendering of services, sales of goods and licensing of intellectual property is recognized at a point in time. The non-U.S. territories license amount of US$7.6 million was recognized in 2018 by Legend Ireland. Revenue from licensing of intellectual property in 2018 represents revenue recognized for the right to use the license in non-US territories, which was transferred in 2018 when the customer is able to use and benefit from the license. Revenue from licensing of intellectual property in 2019 represents variable consideration relating to the milestone payments which were constrained in prior years but included in the transaction price in 2019 when the milestones were highly probable achieved. At inception, the amount allocated to licensing of intellectual property was US$30 million for both U.S. and non-U.S. territories, which was updated to US$40.2 million as at December 2020.

Revenue from JSC service is recognized overtime. Transaction price allocated to JSC service is recognized as revenue on straight-line basis over the service period, which is estimated to be 9 years, starting from the point when the license is transferred and JSC activities are initiated. At inception the amount allocated to JSC service was US$370 million for both U.S. and non-U.S. territories, which was updated to US$494.8 million as at December 2020.

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods:

	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
License and collaboration revenue
- JSC service	46,777	40,324	30,212

	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue recognized from performance obligation satisfied in previous periods:
License and collaboration revenue
- Licensing of intellectual property	5,625	4,523	—
- JSC service	15,591	6,334	—
	21,216	10,857	—

Performance obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2020, 2019 and 2018 are as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	US$’000	US$’000	US$’000
Amounts expected to be recognized as revenue:
Within 1 year	55,014	46,294	40,324
1 - 2 years	55,014	46,294	40,324
2 - 3 years	55,014	46,294	40,324
3 - 4 years	55,014	46,294	40,324
After 4 years	110,029	138,883	160,935
	330,085	324,059	322,231

5. REVENUE, OTHER INCOME AND GAINS (CONTINUED)

The amounts of transaction prices allocated to the remaining performance obligations which are expected to be recognised as revenue relate to JSC service, of which the performance obligations are to be satisfied over the collaboration period, which is estimated to be 9 years. The amounts disclosed above do not include variable consideration which is constrained.

	2020	2019	2018
	US$’000	US$’000	US$’000
Other income and gains
Foreign currency exchange gain, net	66	250	7,237
Government grants (note 23)	3,072	1,682	361
Finance income	2,930	4,581	6,214
Fair value gains on financial assets at fair value change through profit or loss	47	474	89
Rental income	4	138	—
	6,119	7,125	13,901